FLAG INVESTORS TOP 50 WORLD
CLASS A SHARES AND CLASS B SHARES

A Series of the Flag Investors Funds, Inc.

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1999, AS REVISED JANUARY 18, 2000

Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).

Please add the following disclosure to the fifth paragraph under "FUND MANAGEMENT" on Page 11 of your Prospectus:

      "On March 9, 2000, Deutsche Bank AG announced a merger with Dresdner Bank AG. Pending various approvals, the merger is scheduled to be completed by January 1, 2001. Deutsche Bank AG is not expected to retain DWS as a subsidiary after the merger is completed. The Board of Directors of the Fund and Board of Trustees of the Portfolio have made no determination regarding the status of DWS as the Portfolio's Sub-Adviser."

Please replace the section entitled "PORTFOLIO MANAGER" on Page 12 of your Prospectus with the following:

      "PORTFOLIO MANAGERS

           Following are the portfolio managers who are primarily responsible for the day-to-day management of the Portfolio that is the underlying investment of the Fund.

           Mr. Klaus Kaldemorgen has served as the sole portfolio manager since the inception of the Portfolio in October 1997. He will share responsibility for managing the Portfolio with Mr. Vermehren effective March 2000. Mr. Kaldemorgen has 17 years experience as an investment manager. Mr. Kaldemorgen joined the DWS Group in 1982 as Senior Investment Officer, Head of the Global Equity Team, Investment Group of Deutsche Bank. He supervises funds holding assets under management of EUR 25.0 billion ($24.1 billion) as of February 29, 2000. Mr. Kaldemorgen also serves as Senior Portfolio Manager for the Top 50 Welt and Top 50 Asien, German registered mutual funds with substantially the same investment objective, policies and restrictions as the corresponding Portfolios for the Top 50 World and Top 50 Asian Funds. He has held this position since the inception of these funds in April 1996, and January 1997, respectively.

           Mr. Rainer Vermehren has participated in the management of the Portfolio since its inception in October 1997, and will share responsibility of portfolio manager with Mr. Kaldemorgen effective March 2000. He has three years experience as an investment manager. Mr. Vermehren joined DWS in January 1997 and is responsible for U.S. and Latin American equities. He supervises funds holding assets under management of EUR 5.0 billion ($5.0 billion) as of February 29, 2000. Among the funds he manages, are the DB-Lateinamerika, CH-US Equities, F&F Top 50 Internazionale and DWS-Konsumwerte. Mr. Vermehren serves as Co-Manager for the DWS Top 50 Welt, DWS-Nord Amerika, and DWS US Aktien Typ-O. He has held these positions since January 1997."

                                                                  March 31, 2000
ICC Distributors, Inc., Distributor

SUPPTOP50W (3/00)                                                 513233



FLAG INVESTORS TOP 50 ASIA
CLASS A SHARES AND CLASS B SHARES

A Series of the Flag Investors Funds, Inc.
SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1999, AS REVISED JANUARY 18, 2000

Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).

Please add the following disclosure to the fifth paragraph under "FUND MANAGEMENT" on Page 13 of your Prospectus:

      "On March 9, 2000, Deutsche Bank AG announced a merger with Dresdner Bank AG. Pending various approvals, the merger is scheduled to be completed by January 1, 2001. Deutsche Bank AG is not expected to retain DWS as a subsidiary after the merger is completed. The Board of Directors of the Fund and Board of Trustees of the Portfolio have made no determination regarding the status of DWS as the Portfolio's Sub-Adviser."

Please replace the section entitled "PORTFOLIO MANAGER" on Page 13 of your Prospectus with the following:

      "PORTFOLIO MANAGERS

           Following are the portfolio managers who are primarily responsible for the day-to-day management of the Portfolio that is the underlying investment of the Fund.

           Mr. Klaus Kaldemorgen has served as the sole portfolio manager since the inception of the Portfolio in October 1997. He will share responsibility for managing the Portfolio with Mr. Gerhardt effective March 2000. Mr. Kaldemorgen has 17 years experience as an investment manager. Mr. Kaldemorgen joined the DWS Group in 1982 as Senior Investment Officer, Head of the Global Equity Team, Investment Group of Deutsche Bank. He supervises funds holding assets under management of EUR 25.0 billion ($24.1 billion) as of February 29, 2000. Mr. Kaldemorgen also serves as Senior Portfolio Manager for the Top 50 Welt and Top 50 Asien, German registered mutual funds with substantially the same investment objective, policies and restrictions as the corresponding Portfolios for the Top 50 World and Top 50 Asian Funds. He has held this position since the inception of these funds in April 1996, and January 1997, respectively.

           Mr. Thomas Gerhardt has participated in the management of the Portfolio since its inception in October 1997, and will share responsibility of portfolio manager with Mr. Kaldemorgen effective March 2000. He has seven years experience as an investment manager. Mr. Gerhardt joined DWS in 1993 as Portfolio Manager, responsible for Asian markets. He serves as Senior Portfolio Manager, responsible for Asian and emerging markets, since 1997. Mr. Gerhardt supervises funds holding assets under management of EUR 3.0 billion ($3.0 billion) as of February 29, 2000. Among the funds he manages are Top 50 Asien and DB Mandarin since 1993, and DVG Emerging Markets since January 1997."

                                                                  March 31, 2000
ICC Distributors, Inc., Distributor

SUPPTOP50A (3/00)                                                 513234



FLAG INVESTORS TOP 50 US

CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES A Series of the Flag Investors Funds, Inc.

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1999, AS REVISED JANUARY 18, 2000

Please replace the section under "FEES AND EXPENSES" on Page 3 and Page 4 of you Prospectus with the following:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                CLASS A    CLASS B   CLASS C
                                SHARES     SHARES    SHARES
                                INITIAL    DEFERRED  DEFERRED
                                SALES      SALES     SALES
                                CHARGE     CHARGE    CHARGE
                                ALTERNATIVEALTERNATIVALTERNATIVE
                                --------------------------------
SHAREHOLDER FEES:

   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases

  (as a percentage of offering price) . . . . . ..   5.50%      None      None
 . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .
Maximum Deferred Sales Charge (Load) (as a percentage

  of original purchase price or redemption         0.00%*     5.00% **  1.00%***
proceeds, whichever is lower) . . . .
Maximum Sales Charge (Load) Imposed on Reinvested    None       None      None
Dividends . . . .  . . . . .
Redemption Fee . . . . . . . . . . . . . . . . . .   None       None      None
 . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .
Exchange Fee . . . . . . . . . . . . . . . . . . .   None       None      None
 . . . . . . . . . . . . . . . . . . . . . .  . . .
 . . . . . . . . .

ANNUAL FUND OPERATING EXPENSES:
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees. . . . . . . . . . . . . . . . . .   0.85%      0.85%     0.85%
 . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . .
Distribution and/or Service (12b-1) Fees . . . . .   0.25%      1.00%     1.00%
 . . . . . . . . . . . . . . . . . . . . . . . . . .
 .
Other Expenses. . . . . . . . . . . . . . . . . . .   4.61%     4.98%     5.30%
                                                     ------     -----     -----
 . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .
TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE FEE

WAIVERS AND EXPENSE                                  5.71%      6.83%     7.15%
    REIMBURSEMENTS) . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . .
Total Reimbursements of Fund Expenses . . . . . . .  4.56%      4.93%     5.25%
                                                     -----      -----     -----
 . . . . . . . . . . . . . . . . . . . . . . . . .
TOTAL NET ANNUAL FUND OPERATING EXPENSES (AFTER FEE
WAIVERS AND                                          1.15%      1.90%     1.90%
                                                     =====      =====     =====
     EXPENSE REIMBURSEMENTS)**** . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . .
 .

  * You will pay no sales charge on purchases of $1 million or more of Class A Shares. However, you may pay a contingent deferred sales charge when you redeem your shares unless you are otherwise eligible for a sales charge waiver or reduction. (See "Sales Charges - Redemption Price.")

 ** The maximum contingent deferred sales charge declines over time and reaches 0% after the sixth year. (See "Sales Charges" and "How to Choose the Class That is Right for You.")

*** You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after purchase. (See "Sales Charges - Redemption Price.")

**** The Manager has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001 to the extent necessary to maintain the Fund's expense ratio at the level indicated as "Total Net Annual Fund Operating Expenses (after reimbursements)."

      EXAMPLE:

      Example is intended to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Each of the examples assumes that the fee waivers and expense reimbursements to the Fund's operating expenses are in effect for only the first year of the 1, 3, 5 or 10-year periods.

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS

      Class A Shares. . . . . . . .   $658    $1,722   $2,771   $5,329
      . . . . . . . . . . . . . . .
      . . .
      Class B Shares. . . . . . . .   $688    $1,804   $2,974   $4,303
      . . . . . . . . . . . . . . .
      . . .
      Class C Shares. . . . . . . .   $288    $1,567   $2,895   $6,065
      . . . . . . . . . . . . . . .
      . . .

       You would pay the following expenses if you did not redeem your shares:

      Class A Shares. . . . . . . .   $658    $1,722   $2,771   $5,329
      . . . . . . . . . . . . . . .
      . . .
      Class B Shares. . . . . . . .   $188    $1,504   $2,774   $4,303
      . . . . . . . . . . . . . . .
      . . .
      Class C Shares. . . . . . . .   $188    $1,567   $2,895   $6,065"
      . . . . . . . . . . . . . . .
      . . .

Please replace the section under "FUND MANAGEMENT" on Pages 11 and 12 of your Prospectus with the following:

      "Deutsche Fund Management, Inc. (DFM), the Portfolio's Adviser, is responsible for managing the Portfolio's assets, including buying and selling portfolio securities. However, the Adviser has delegated daily management of the Portfolio's assets to the Sub-Adviser, who is paid by the Adviser and not by the Portfolio. Deutsche Asset Management, Inc. (DeAM, Inc.) is the Portfolio's Sub-Adviser. The address for the Adviser is 280 Park Avenue, New York, NY 10017. The address for DeAM, Inc. is 855 Third Avenue, 32nd Floor, New York, New York 10022. The Adviser receives an annual fee of 0.85% based on the average daily net assets of the underlying Portfolio in which the Fund invests. The Adviser pays the Sub-Adviser a portion of this fee. The Adviser has agreed to waive its fee and reimburse expenses of the Fund and Portfolio in order to maintain the Fund's total operating expenses (other than extraordinary expenses) at not more than the following percentages of average annual net assets of the Share classes through April 30, 2001: 1.15% for Class A Shares; 1.90% for Class B Shares; and 1.90% for Class C Shares. The Fund may withdraw its investment from the Portfolio at any time if the Fund's Board of Directors determines that it is in the Fund's best interests to do so. The Board would determine what action should be taken to manage the Fund's investments, including investing of all the Fund's assets in another investment company having the same investment objective and restrictions as the Fund or retaining an investment adviser to directly manage the Fund's assets in accordance with its investment objective and policies.

      The Adviser and the Sub-Adviser are subsidiaries of Deutsche Bank AG, a major global banking institution. With total assets the equivalent of US $874.8 billion and 90,850 employees as of June 30, 1999, Deutsche Bank AG is one of Europe's largest universal banks. It is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. Deutsche Bank AG and its affiliates may have commercial lending relationships with companies whose securities may be held by the Portfolio.

      On June 4, 1999, Deutsche Bank AG (Deutsche Bank) acquired Bankers Trust Corporation. On March 11, 1999, Bankers Trust Company (Bankers Trust), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and 1996. Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $63.5 million fine to state and federal authorities. On July 26, 1999, the federal criminal proceedings were concluded with Bankers Trust's formal sentencing. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates. Deutsche Bank's acquisition of Bankers Trust occurred after these events took place. As a result of the plea, however, absent an order from the SEC, DFM and DeAM, Inc. may not be able to continue to provide advisory services to the Funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

      PORTFOLIO MANAGERS

      Following are the portfolio managers who are primarily responsible for the day-to-day management of the Portfolio that is the underlying investments of the Fund. Each portfolio manager has served as manager of the Portfolio since October 1999.

      Mr. Leo Grohowski has been a Vice President of DeAM, Inc. since July 1999. Mr. Grohowski joined Bankers Trust in 1996, where he has served as the Managing Director and Head of Investment Management for the Trust and Investment Advisory Group through 1999. He is Chief Investment Officer of Bankers Trust Private Banking and Head of Active Equities for Deutsche Asset Management Americas, supervising funds holding assets under management of $22.5 billion as of June 30, 1999. Mr. Grohowski was Chief Investment Officer and Managing Director of equity investments for HSBC Asset Management Americas from 1988 to 1996.

      Mr. Owen Fitzpatrick has been a Vice President of DeAM, Inc. since March 2000. Mr. Fitzpatrick has 13 years experience in investment management. He joined Bankers Trust in 1995 as Director and Portfolio Manager for Bankers Trust Private Banking and co-head of the Equity Strategy Group. Mr. Fitzpatrick supervises funds holding assets under management of $1 billion as of June 30, 1999. Mr. Fitzpatrick was a Vice President, Portfolio Manager and Research Analyst for Princeton Bank & Trust Company from 1991 to 1995. Mr. Fitzpatrick is a Chartered Financial Analyst."


Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).

                                                                  March 31, 2000




ICC Distributors, Inc., Distributor

SUPPTOP50US (3/00)                                                      513235


FLAG INVESTORS TOP 50 EUROPE

CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES

FLAG INVESTORS EUROPEAN MID-CAP FUND
CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES

FLAG INVESTORS JAPANESE EQUITY FUND
CLASS A SHARES AND CLASS B SHARES

FLAG INVESTORS US MONEY MARKET FUND
CLASS A SHARES AND CLASS B SHARES

Series of the Flag Investors Funds, Inc.

SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1999, AS REVISED JANUARY 18, 2000

Effective April 8, 2000, Investment Company Capital Corp. replaces Federated Shareholder Services Company and Federated Services Company in each of their capacities for the Funds and Portfolios. Accordingly, all references to Federated Shareholder Services Company and Federated Services Company in your Prospectus and Statement of Additional Information should reflect this change. Investment Company Capital Corp. has principal offices at One South Street, Baltimore, Maryland 21202, and can be called at 1-800-553-8080.

Effective March 31, 2000, the Flag Investors US Money Market Fund will not accept new accounts or additional exchanges into the Fund (except for participants in 401(k) plans).

Please add the following disclosure to the fifth paragraph under "FUND MANAGEMENT" on Page 8 of your Flag Investors US Money Market Fund Prospectus:

      "On March 9, 2000, Deutsche Bank AG announced a merger with Dresdner Bank AG. Pending various approvals, the merger is scheduled to be completed by January 1, 2001."

Please add the following disclosure to the fifth paragraph under "FUND MANAGEMENT" on Page 11 of your Flag Investors Japanese Equity Fund Prospectus and Page 12 of your Flag Investors Top 50 Europe and Flag Investors European Mid-Cap Fund Prospectuses:

      "On March 9, 2000, Deutsche Bank AG announced a merger with Dresdner Bank AG. Pending various approvals, the merger is scheduled to be completed by January 1, 2001. Deutsche Bank AG is not expected to retain DWS as a subsidiary after the merger is completed. The Board of Directors of the Fund and Board of Trustees of the Portfolio have made no determination regarding the status of DWS as the Portfolio's Sub-Adviser."

                                                                  March 31, 2000


ICC Distributors, Inc., Distributor

SUPPDFSAI (3/00)                                                  513122